Related Party Transactions and Balances - Schedule of Relationship with Major Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Chee Hoong Lew (“Mr. Lew”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	CEO, Director and one of the controlling shareholders
Yew Chean Lim (“Ms. Lim”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Director of Win-Fung
Wai Boon Law (“Ms. Law”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Director of Win-Fung
Chung Kin Loo (“Mr. Loo”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Director of GKI
Flakeshield Sdn Bhd (“Flakeshield”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Mr. Lew owns 50%
Acmos (M) Sdn Bhd (“Acmos”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Mr. Lew owns 90%
Win Fung Prop Sdn Bhd (“WFP”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Mr. Lew owns 90%
Eco Consult (M) Sdn Bhd (“ECO”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Mr. Lew owns 50%
Kirby Swim Equip Pty Ltd (“Kirby Australia”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Ms. Law ultimately owns 35%
Kirby Swim Equipment Pte Ltd (“Kirby Singapore”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Ms. Law owns 35%
One Fatboyz Limited (“OFL”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Shareholder of the Company
Snow Bear Capital Limited (“SBCL”) [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	Shareholder of the Company
Carlico [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	An investee of GKI, owns 35%	[1]
RGSB [Member]
Schedule of Relationship with Major Related Parties [Line Items]
Relationship with the Company	An investee of WF Venture, owns 35%	[1]

[1]	Carlico and RGSB became investees of the Company on May 15, 2025 and July 8, 2025, respectively (See Note 4).